UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23236

Second Nature Series Trust

 (Exact name of registrant as specified in charter)

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44147

 (Address of principal executive offices) (Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Second Nature Thematic Growth Fund

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voted
AMERICAN CAMPUS COMMUNITIES, INC.	ACC	024835100	ANNUAL MEETING	05/12/19	3/11/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	William 1a. C. Bayless, Jr.	FOR	FOR	YES
							1b	G. Steven Dawson	FOR	FOR	YES
							1c	Cydney C. Donnell	FOR	FOR	YES
							1d	Mary C. Egan	FOR	FOR	YES
							1e	Edward Lowenthal	FOR	FOR	YES
							1f	Oliver Luck	FOR	FOR	YES
							1g	C. Patrick Oles, Jr.	FOR	FOR	YES
							1h	John T. Rippel	FOR	FOR	YES
							2	Ratification of Ernst & Young as our independent auditors for 2019	FOR	FOR	YES
							3	To provide a non-binding advisory vote approving the Company's executive compensation program	FOR	FOR	YES
AVALONBAY COMMUNITIES, INC.	AVB	053484101	ANNUAL MEETING	05/16/19	3/9/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Glyn F. Aeppel	FOR	FOR	YES
							1b	Terry S. Brown	FOR	FOR	YES
							1c	Alan B. Buckelew	FOR	FOR	YES
							1d	Ronald 1d. L. Havner, Jr.	FOR	FOR	YES
							1e	Stephen P. Hills	FOR	FOR	YES
							1f	Richard J. Lieb	FOR	FOR	YES
							1g	Timothy J. Naughton	FOR	FOR	YES
							1h	H. Jay Sarles	FOR	FOR	YES
							1i	Susan Swanezy	FOR	FOR	YES
							1j	W. Edward Walter	FOR	FOR	YES
							2	To ratify the selection of Ernst & Young LLP as the Company's independent auditors for the year ending December 31, 2019.	FOR	FOR	YES
3

To adopt a resolution approving, on a non-binding
advisory basis, the compensationpaid to the Company's Named Executive Officers, as disclosed pursuant to Item 402 of Regulation S-K, including the Compensation Discussion and Analysis, compensation tables and narrative discussion set forth in the proxy statement.

									FOR	FOR	YES
CNA FINANCIAL CORPORATION	CNA	126117100	ANNUAL MEETING	04/24/19	3/1/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Michael A. Bless	FOR	FOR	YES
							1b	Jose O. Montemayor	FOR	FOR	YES
							1c	Don M. Randel	FOR	FOR	YES
							1d	Andre Rice	FOR	FOR	YES
							1e	Dino E. Robusto	FOR	FOR	YES
							1f	Kenneth I. Siegel	FOR	FOR	YES
							1g	Andrew H. Tisch	FOR	FOR	YES
							1h	Benjamin J. Tisch	FOR	FOR	YES
							1i	James S. Tisch	FOR	FOR	YES
							1j	Jane J. Wang	FOR	FOR	YES
							1k	Marvin Zonis	FOR	FOR	YES
							2	An Advisory, (non-binding) vote to approve named executive officer compensation.	FOR	FOR	YES
							3	Ratification of the appointment of Deloitte & Touche LLP as independent registered public accountants for the Company for 2019.	FOR	FOR	YES
CARTER'S INC.	CRI	146229109	ANNUAL MEETING	05/16/19	3/25/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Amy Woods Brinkley	FOR	FOR	YES
							1b	Giuseppina Buonfantino	FOR	FOR	YES
							1c	Michael D. Casey	FOR	FOR	YES
							1d	A. Bruce Cleverly	FOR	FOR	YES
							1e	Jevin S. Eagle	FOR	FOR	YES
							1f	Mark P. Hipp	FOR	FOR	YES
							1g	William J. Montgoris	FOR	FOR	YES
							1h	David Pulver	FOR	FOR	YES
							1i	Thomas E. Whiddon	FOR	FOR	YES
							2	Advisory approval of executive compensation.	FOR	FOR	YES
							3	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for fiscal 2019.	FOR	FOR	YES
CHEVRON CORPORATION	CVX	166764100	ANNUAL MEETING	05/29/19	4/1/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	W. M. Austin	FOR	FOR	YES
							1b	J. B. Frank	FOR	FOR	YES
							1c	A. P. Gast	FOR	FOR	YES
							1d	E. Hernandez, Jr.	FOR	FOR	YES
							1e	C. W. Moorman IV	FOR	FOR	YES
							1f	D. F. Moyo	FOR	FOR	YES
							1g	D. Reed-Klages	FOR	FOR	YES
							1h	R. D. Sugar	FOR	FOR	YES
							1i	I. G. Thulin	FOR	FOR	YES
							1j	D. J. Umpleby III	FOR	FOR	YES
							1k	M. K. Wirth	FOR	FOR	YES
							2	Ratification of Appointment of PwC as Independent Registered Public Accounting Firm	FOR	FOR	YES
							3	Advisory Vote to Approve Named Executive Officer Compensation	FOR	FOR	YES
							4	Report on Human Right to Water	AGAINST	AGAINST	YES
							5	Report on Reducing Carbon Footprint	AGAINST	AGAINST	YES
							6	Create a Board Committee on Climate Change	AGAINST	AGAINST	YES
							7	Adopt Policy for an Independent Chairman	AGAINST	AGAINST	YES
							8	Set Special Meeting Threshold at 10%	AGAINST	AGAINST	YES
DUKE ENERGY CORPORATION	DUK	26441C204	ANNUAL MEETING	05/02/19	3/4/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Michael G. Browning	FOR	FOR	YES
							1b	Annette K. Clayton	FOR	FOR	YES
							1c	Theodore F. Craver, Jr.	FOR	FOR	YES
							1d	Robert M. Davis	FOR	FOR	YES
							1e	Daniel R. DiMicco	FOR	FOR	YES
							1f	Lynn J. Good	FOR	FOR	YES
							1g	John T. Herron	FOR	FOR	YES
							1h	William E. Kennard	FOR	FOR	YES
							1i	E. Marie McKee	FOR	FOR	YES
							1j	Charles W. Moorman IV	FOR	FOR	YES
							1k	Marya M. Rose	FOR	FOR	YES
							1l	Carlos A. Saladrigas	FOR	FOR	YES
							1m	Thomas E. Skains	FOR	FOR	YES
							1n	William E. Webster, Jr.	FOR	FOR	YES
							2	Ratification of Deloitte & Touche LLP as Duke Energy's independent registered public accounting firm for 2019	FOR	FOR	YES
							3	Advisory vote to approve Duke Energy's named executive officer compensation	FOR	FOR	YES
							4	Shareholder proposal regarding political contributions	AGAINST	AGAINST	YES
							5	Shareholder proposal regarding providing an annual report on Duke Energy's lobbying expenses	AGAINST	AGAINST	YES
							6	Shareholder proposal regarding a report on mitigating health and climate impacts of coal use	AGAINST	AGAINST	YES
							7	Shareholder proposal regarding a report on the costs and benefits of Duke Energy's voluntary environment-related activities	AGAINST	AGAINST	YES
EQUITY RESIDENTIAL	EQR	29476L107	ANNUAL MEETING	06/27/19	3/29.2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Charles L. Atwood	FOR	FOR	YES
							1b	Raymond Bennett	FOR	FOR	YES
							1c	Linda Walker Bynoe	FOR	FOR	YES
							1d	Connie K. Duckworth	FOR	FOR	YES
							1e	Mary Kay Haben	FOR	FOR	YES
							1f	Bradley A. Keywell	FOR	FOR	YES
							1g	John E. Neal	FOR	FOR	YES
							1h	David J. Neithercut	FOR	FOR	YES
							1i	Mark J. Parrell	FOR	FOR	YES
							1j	Mark S. Shapiro	FOR	FOR	YES
							1k	Stephen E. Sterrett	FOR	FOR	YES
							1l	Samuel Zell	FOR	FOR	YES
							2	Ratification of the selection of Ernst & Young LLP as the Company's independent auditor for 2019.	FOR	FOR	YES
							3	Approval of Executive Compensation.	FOR	FOR	YES
							4	Approval of the 2019 Share Incentive Plan.	FOR	FOR	YES
EXELON CORPORATION	EXC	30161N101	ANNUAL MEETING	04/30/19		M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Anthony K. Anderson	FOR	FOR	YES
							1b	Ann C. Berzin	FOR	FOR	YES
							1c	Laurie Brlas	FOR	FOR	YES
							1d	Christopher M. Crane	FOR	FOR	YES
							1e	Yves C. de Balmann	FOR	FOR	YES
							1f	Nicholas DeBenedictis	FOR	FOR	YES
							1g	Linda P. Jojo	FOR	FOR	YES
							1h	Paul L. Joskow	FOR	FOR	YES
							1i	Robert J. Lawless	FOR	FOR	YES
							1j	Richard W. Mies	FOR	FOR	YES
							1k	Mayo A. Shattuck III	FOR	FOR	YES
							1l	Stephen D. Steinour	FOR	FOR	YES
							1m	John F. Young	FOR	FOR	YES
							2	Ratification of PricewaterhouseCoopers LLP as Exelon's Independent Auditor for 2019.	FOR	FOR	YES
							3	Advisory approval of executive compensation.	FOR	FOR	YES
							4	A shareholder proposal from Burn More Coal.	AGAINST	AGAINST	YES
FACEBOOK, INC.	FB	30303M102	ANNUAL MEETING	05/30/19	4/5/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Peggy Alford	FOR	FOR	YES
							1b	Marc L. Andreessen	FOR	FOR	YES
							1c	Kenneth I. Chenault	FOR	FOR	YES
							1d	S. D. Desmond-Hellmann	FOR	FOR	YES
							1e	Sheryl K. Sandberg	FOR	FOR	YES
							1f	Peter A. Thiel	FOR	FOR	YES
							1g	Jeffrey D. Zients	FOR	FOR	YES
							1h	Mark Zuckerberg	FOR	FOR	YES
							2	To ratify the appointment of Ernst & Young LLP as Facebook, Inc.'s independent registered public accounting firm for the fiscal year ending December 31, 2019.	FOR	FOR	YES
							3	To approve, on a non-binding advisory basis, the compensation program for Facebook, Inc.'s named executive officers as disclosed in Facebook, Inc.'s proxy statement.	FOR	FOR	YES
							4	To vote, on a non-binding advisory basis, whether a non-binding advisory vote on the compensation program for Facebook, Inc.'s named executive officers should be held every one, two or three years.	3 YEARS	3 YEARS	YES
							5	A stockholder proposal regarding change in stockholder voting.	AGAINST	AGAINST	YES
							6	A stockholder proposal regarding an independent chair.	AGAINST	AGAINST	YES
							7	A stockholder proposal regarding majority voting for directors.	AGAINST	AGAINST	YES
							8	A stockholder proposal regarding true diversity board policy.	AGAINST	AGAINST	YES
							9	A stockholder proposal regarding a content governance report.	AGAINST	AGAINST	YES
							10	A stockholder proposal regarding median gender pay gap.	AGAINST	AGAINST	YES
							11	A stockholder proposal regarding workforce diversity.	AGAINST	AGAINST	YES
							12	A stockholder proposal regarding strategic alternatives.	AGAINST	AGAINST	YES
FIRSTENERGY CORP.	FE	337932107	ANNUAL MEETING	05/21/19	3/22/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Michael J. Anderson	FOR	FOR	YES
							1b	Steven J. Demetriou	FOR	FOR	YES
							1c	Julia L. Johnson	FOR	FOR	YES
							1d	Charles E. Jones	FOR	FOR	YES
							1e	Donald T. Misheff	FOR	FOR	YES
							1f	Thomas N. Mitchell	FOR	FOR	YES
							1g	James F. O'Neil Ill	FOR	FOR	YES
							1h	Christopher D. Pappas	FOR	FOR	YES
							1i	Sandra Pianalto	FOR	FOR	YES
							1j	Luis A. Reyes	FOR	FOR	YES
							1k	Leslie M. Turner	FOR	FOR	YES
							2	Ratify the Appointment of the Independent Registered Public Accounting Firm.	FOR	FOR	YES
							3	Approve, on an Advisory Basis, Named Executive Officer Compensation.	FOR	FOR	YES
4

Approve a Management Proposal to Amend the Company's Amended Articles of Incorporation and Amended Code of Regulations to Replace Existing Supermajority Voting Requirements with a Majority Voting Power Threshold.

									FOR	FOR	YES
							5	Approve a Management Proposal to Amend the Company's Amended Articles of Incorporation and Amended Code of Regulations to Implement Majority Voting for Uncontested Director Elections.	FOR	FOR	YES
							6	Approve a Management Proposal to Amend the Company's Amended Code of Regulations to Implement Proxy Access.	FOR	FOR	YES
							7	Shareholder Proposal Requesting Implementation of Simple Majority Voting.	AGAINST	AGAINST	YES
FIVE BELOW, INC.	FIVE	33829M101	ANNUAL MEETING	06/18/19	4/23/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Catherine E. Buggeln	FOR	FOR	YES
							1b	Michael F. Devine III	FOR	FOR	YES
							1c	Ronald L. Sargent	FOR	FOR	YES
							2	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the current fiscal year ending February 1, 2020.	FOR	FOR	YES
							3	To approve, by non-binding advisory vote, the Company's Named Executive Officer compensation.	FOR	FOR	YES
							4	To approve, by non-binding advisory vote, the Company's Named Executive Officer compensation.	3 YEARS	3 YEARS	YES
HASBRO, INC.	HAS	418056107	ANNUAL MEETING	05/16/19	3/20/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Kenneth A. Bronfin	FOR	FOR	YES
							1b	Michael R. Burns	FOR	FOR	YES
							1c	Hope F. Cochran	FOR	FOR	YES
							1d	Crispin H. Davis	FOR	FOR	YES
							1e	John A. Frascotti	FOR	FOR	YES
							1f	Lisa Gersh	FOR	FOR	YES
							1g	Brian D. Goldner	FOR	FOR	YES
							1h	Alan G. Hassenfeld	FOR	FOR	YES
							1i	Tracy A. Leinbach	FOR	FOR	YES
							1j	Edward M. Philip	FOR	FOR	YES
							1k	Richard S. Stoddart	FOR	FOR	YES
							1l	Mary Beth West	FOR	FOR	YES
							1m	Linda K. Zecher	FOR	FOR	YES
2

The adoption, on an advisory basis, of a resolution approving the compensation of the Named Executive Officers of Hasbro, Inc., as described in the "Compensation Discussion and Analysis" and "Executive Compensation" sections of the 2019 Proxy Statement.

									FOR	FOR	YES
							3	Ratification of the selection of KPMG LLP as Hasbro, Inc.'s independent registered public accounting firm for fiscal 2019.	FOR	FOR	YES
THE HOME DEPOT, INC.	HD	437076102	ANNUAL MEETING	05/23/19	3/25/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Gerard J. Arpey	FOR	FOR	YES
							1b	Ari Bousbib	FOR	FOR	YES
							1c	Jeffery H. Boyd	FOR	FOR	YES
							1d	Gregory D. Brenneman	FOR	FOR	YES
							1e	J. Frank Brown	FOR	FOR	YES
							1f	Albert P. Carey	FOR	FOR	YES
							1g	Helena B. Foulkes	FOR	FOR	YES
							1h	Linda R. Gooden	FOR	FOR	YES
							1i	Wayne M. Hewett	FOR	FOR	YES
							1j	Manuel Kadre	FOR	FOR	YES
							1k	Stephanie C. Linnartz	FOR	FOR	YES
							1l	Craig A. Menear	FOR	FOR	YES
							2	Ratification of the Appointment of KPMG LLP	FOR	FOR	YES
							3	Advisory Vote to Approve Executive Compensation ("Say-on-Pay")	FOR	FOR	YES
							4	Shareholder Proposal Regarding EEO-1 Disclosure	AGAINST	AGAINST	YES
							5	Shareholder Proposal to Reduce the Threshold to Call Special Shareholder Meetings to 10% of Outstanding Shares	AGAINST	AGAINST	YES
							6	Shareholder Proposal Regarding Report on Prison Labor in the Supply Chain	AGAINST	AGAINST	YES
IROBOT CORPORATION	IRBT	462726100	ANNUAL MEETING	05/22/19	4/3/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Mohamad Ali	FOR	FOR	YES
							1b	Michael Bell	FOR	FOR	YES
							1c	Ruey-Bin Kao	FOR	FOR	YES
							2	To ratify the appointment of the firm of PricewaterhouseCoopers LLP as auditors for the fiscal year ending December 28, 2019.	FOR	FOR	YES
							3	To approve amendments to our amended and restated certificate of incorporation to eliminate supermajority voting requirements.	FOR	FOR	YES
							4	To approve amendments to our amended and restated certificate of incorporation to declassify the board of directors.	FOR	FOR	YES
							5	To approve amendments to our amended and restated certificate of incorporation to eliminate the prohibition on stockholders' ability to call a special meeting.	FOR	FOR	YES
							6	To approve, on an advisory basis, the compensation of our named executive officers.	FOR	FOR	YES
KEURIG DR PEPPER INC.	KDP	49271V100	ANNUAL MEETING	06/07/19	4/10/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Robert Gamgort	FOR	FOR	YES
							1b	Olivier Goudet	FOR	FOR	YES
							1c	Peter Harf	FOR	FOR	YES
							1d	Genevieve Hovde	FOR	FOR	YES
							1e	Anna-Lena Kamenetzky	FOR	FOR	YES
							1f	Paul S. Michaels	FOR	FOR	YES
							1g	Pamela H. Patsley	FOR	FOR	YES
							1h	Gerhard Pleuhs	FOR	FOR	YES
							1i	Fabien Simon	FOR	FOR	YES
							1j	Robert Singer	FOR	FOR	YES
							1k	Dirk Van de Put	FOR	FOR	YES
							1L	Larry D. Young	FOR	FOR	YES
							2	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for fiscal year 2019.	FOR	FOR	YES
							3	To approve an advisory resolution regarding the compensation of our Named Executive Officers, as disclosed in the Proxy Statement.	FOR	FOR	YES
							4	To approve and adopt the 2019 Omnibus Incentive Plan.	FOR	FOR	YES
KIMBERLY-CLARK CORPORATION	KMB	494368103	ANNUAL MEETING	05/02/19	3/4/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Abelardo E. Bru	FOR	FOR	YES
							1b	Robert W. Decherd	FOR	FOR	YES
							1c	Thomas J. Falk	FOR	FOR	YES
							1d	Fabian T. Garcia	FOR	FOR	YES
							1e	Michael D. Hsu	FOR	FOR	YES
							1f	Mae C. Jemison, M.D.	FOR	FOR	YES
							1g	Nancy J. Karch	FOR	FOR	YES
							1h	S. Todd Maclin	FOR	FOR	YES
							1i	Sherilyn S. McCoy	FOR	FOR	YES
							1j	Christa S. Quarles	FOR	FOR	YES
							1k	Ian C. Read	FOR	FOR	YES
							1l	Marc J. Shapiro	FOR	FOR	YES
							1m	Dunia A. Shive	FOR	FOR	YES
							1n	Michael D. White	FOR	FOR	YES
							2	Ratification of Auditor	FOR	FOR	YES
							3	Advisory Vote to Approve Named Executive Officer Compensation	FOR	FOR	YES
THE COCA-COLA COMPANY	KO	191216100	ANNUAL MEETING	04/24/19	2/25/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Herbert A. Allen	FOR	FOR	YES
							1b	Ronald W. Allen	FOR	FOR	YES
							1c	Ronald W. Allen	FOR	FOR	YES
							1d	Marc Bolland	FOR	FOR	YES
							1e	Ana Botin	FOR	FOR	YES
							1f	Christopher C. Davis	FOR	FOR	YES
							1g	Barry Diller	FOR	FOR	YES
							1h	Helene D. Gayle	FOR	FOR	YES
							1i	Alexis M. Herman	FOR	FOR	YES
							1j	Robert A. Kotick	FOR	FOR	YES
							1k	Maria Elena Lagomasino	FOR	FOR	YES
							1l	James Quincey	FOR	FOR	YES
							1m	Caroline J. Tsay	FOR	FOR	YES
							1n	David B. Weinberg	FOR	FOR	YES
							2	Advisory vote to approve executive compensation	FOR	FOR	YES
							3	Ratification of the appointment of Ernst & Young LLP as Independent Auditors	FOR	FOR	YES
							4	Shareowner proposal regarding an independent Board Chair	AGAINST	AGAINST	YES
							5	Shareowner proposal on sugar and public health	AGAINST	AGAINST	YES
LULULEMON ATHLETICA INC.	LULU	550021109	ANNUAL MEETING	06/05/10	4/10/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Kathryn Henry	FOR	FOR	YES
							1b	Jon McNeill	FOR	FOR	YES
							2	To ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending February 2, 2020.	FOR	FOR	YES
							3	To approve, on an advisory basis, the compensation of the Company's named executive officers.	FOR	FOR	YES
MID-AMERICA APARTMENT COMMUNITIES, INC.	MAA	59522J103	ANNUAL MEETING	05/21/19	3/15/3/15/201920198	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	H. Eric Bolton, Jr.	FOR	FOR	YES
							1b	Russell R. French	FOR	FOR	YES
							1c	Alan B. Graf, Jr.	FOR	FOR	YES
							1d	Toni Jennings	FOR	FOR	YES
							1e	James K. Lowder	FOR	FOR	YES
							1f	Thomas H. Lowder	FOR	FOR	YES
							1g	Monica McGurk	FOR	FOR	YES
							1h	Claude B. Nielsen	FOR	FOR	YES
							1i	Philip W. Norwood	FOR	FOR	YES
							1j	Reid Sanders	FOR	FOR	YES
							1k	Gary Shorb	FOR	FOR	YES
							1l	David P. Stockert	FOR	FOR	YES
							2	Advisory (non-binding) vote to approve the compensation of our named executive officers as disclosed in the proxy statement.	FOR	FOR	YES
							3	Ratification of appointment of Ernst & Young LLP as independent registered public accounting firm for fiscal year 2019.	FOR	FOR	YES
MCDONALD'S CORPORATION	MCD	580135101	ANNUAL MEETING	05/23/19	5/25/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Lloyd Dean	FOR	FOR	YES
							1b	Stephen Easterbrook	FOR	FOR	YES
							1c	Robert Eckert	FOR	FOR	YES
							1d	Margaret Georgiadis	FOR	FOR	YES
							1e	Enrique Hernandez, Jr.	FOR	FOR	YES
							1f	Richard Lenny	FOR	FOR	YES
							1g	John Mulligan	FOR	FOR	YES
							1h	Sheila Penrose	FOR	FOR	YES
							1i	John Rogers, Jr.	FOR	FOR	YES
							1j	Paul Walsh	FOR	FOR	YES
							1k	Miles White	FOR	FOR	YES
							2	Advisory vote to approve executive compensation.	FOR	FOR	YES
							3	Advisory vote to approve executive compensation.	FOR	FOR	YES
							4	Vote to approve an amendment to the Company's Certificate of Incorporation to lower the authorized range of the number of Directors on the Board to 7 to 15 Directors.	FOR	FOR	YES
							5	Advisory vote on a shareholder proposal requesting the ability for shareholders to act by written consent, if properly presented.	AGAINST	AGAINST	YES
MONSTER BEVERAGE CORPORATION	MNST	61174X109	ANNUAL MEETING	06/06/19	4/12/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Rodney C. Sacks	FOR	FOR	YES
							1b	Hilton H. Schlosberg	FOR	FOR	YES
							1c	Mark J. Hall	FOR	FOR	YES
							1d	Kathleen E. Ciaramello	FOR	FOR	YES
							1e	Gary P. Fayard	FOR	FOR	YES
							1f	Jeanne P. Jackson	FOR	FOR	YES
							1g	Steven G. Pizula	FOR	FOR	YES
							1h	Benjamin M. Polk	FOR	FOR	YES
							1i	Sydney Selati	FOR	FOR	YES
							1j	Mark S. Vidergauz	FOR	FOR	YES
							2	Proposal to ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of the Company for the fiscal year ending December 31, 2019.	FOR	FOR	YES
							3	Proposal to approve, on a non-binding, advisory basis, the compensation of the Company's named executive officers.	FOR	FOR	YES
NVR, INC.	NVR	62944T105	ANNUAL MEETING	05/02/19	3/1/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1	C. E. Andrews	FOR	FOR	YES
							1a	Thomas D. Eckert	FOR	FOR	YES
							1b	Alfred E. Festa	FOR	FOR	YES
							1c	Ed Grier	FOR	FOR	YES
							1d	Ed Grier	FOR	FOR	YES
							1e	Manuel H. Johnson	FOR	FOR	YES
							1f	Alexandra A. Jung	FOR	FOR	YES
							1g	Mel Martinez	FOR	FOR	YES
							1h	William A. Moran	FOR	FOR	YES
							1i	David A. Preiser	FOR	FOR	YES
							1j	W. Grady Rosier	FOR	FOR	YES
							1k	Susan Williamson Ross	FOR	FOR	YES
							1l	Dwight C. Schar	FOR	FOR	YES
							2	Ratification of appointment of KPMG LLP as independent auditor for the year ending December 31, 2019.	FOR	FOR	YES
							3	Advisory vote to approve executive compensation.	FOR	FOR	YES
PEPSICO, INC.	PEP	713448108	ANNUAL MEETING	05/01/19	3/1/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
								Shona L. Brown	FOR	FOR	YES
								Cesar Conde	FOR	FOR	YES
								Ian Cook	FOR	FOR	YES
								Dina Dublon	FOR	FOR	YES
								Richard W. Fisher	FOR	FOR	YES
								Michelle Gass	FOR	FOR	YES
								William R. Johnson	FOR	FOR	YES
								Ramon Laguarta	FOR	FOR	YES
								David C. Page	FOR	FOR	YES
								Robert C. Pohlad	FOR	FOR	YES
								Daniel Vasella	FOR	FOR	YES
								Darren Walker	FOR	FOR	YES
								Alberto Weisser	FOR	FOR	YES
			3:32	01/00/00			2	Ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for fiscal year 2019.	FOR	FOR	YES
							3	Advisory approval of the Company's executive compensation.	FOR	FOR	YES
							4	Approve amendments to the Company's Articles of Incorporation to eliminate supermajority voting standards.	FOR	FOR	YES
							5	Shareholder Proposal - Independent Board Chairman.	AGAINST	AGAINST	YES
							6	Shareholder Proposal - Disclosure of Pesticide Management Data.	AGAINST	AGAINST	YES
PETMED EXPRESS, INC.	PETS	716382106	ANNUAL MEETING	07/26/19	5/31/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Menderes Akdag	FOR	FOR	YES
							1b	Leslie C.G. Campbell	FOR	FOR	YES
							1c	Frank J. Formica	FOR	FOR	YES
							1d	Gian M. Fulgoni	FOR	FOR	YES
							1e	Ronald J. Korn	FOR	FOR	YES
							1f	Robert C. Schweitzer	FOR	FOR	YES
							2	Approval of amendments to the Company's existing First Amended and Restated Bylaws to make certain changes reflecting current practices in corporate governance.	FOR	FOR	YES
							3	An advisory (non-binding) vote on executive compensation.	FOR	FOR	YES
							4	To ratify the appointment of RSM US LLP as the independent registered public accounting firm for the Company to serve for the 2020 fiscal year.	FOR	FOR	YES
							5	A shareholder proposal regarding simple majority vote.	AGAINST	AGAINST	YES
THE SOUTHERN COMPANY	SO	842587107	ANNUAL MEETING	05/22/19	3/15/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Janaki Akella	FOR	FOR	YES
							1b	Juanita Powell Baranco	FOR	FOR	YES
							1c	Jon A. Boscia	FOR	FOR	YES
							1d	Henry A. Clark III	FOR	FOR	YES
							1e	Anthony F. Earley, Jr.	FOR	FOR	YES
							1f	Thomas A. Fanning	FOR	FOR	YES
							1g	David J. Grain	FOR	FOR	YES
							1h	Donald M. James	FOR	FOR	YES
							1i	John D. Johns	FOR	FOR	YES
							1j	Dale E. Klein	FOR	FOR	YES
							1k	Ernest J. Moniz	FOR	FOR	YES
							1l	William G. Smith, Jr.	FOR	FOR	YES
							1m	Steven R. Specker	FOR	FOR	YES
							1n	Larry D. Thompson	FOR	FOR	YES
							1o	E. Jenner Wood III	FOR	FOR	YES
							2	Advisory vote to approve executive compensation	FOR	FOR	YES
							3	Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for 2019	FOR	FOR	YES
							4	Approval of an amendment to the Certificate of Incorporation to reduce the supermajority vote requirement to a majority vote	FOR	FOR	YES
AT&T INC.	T	00206R102	ANNUAL MEETING	04/26/19	2/27/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Randall L. Stephenson	FOR	FOR	YES
							1b	Samuel A. Di Piazza, Jr.	FOR	FOR	YES
							1c	Richard W. Fisher	FOR	FOR	YES
							1d	Scott T. Ford	FOR	FOR	YES
							1e	Glenn H. Hutchins	FOR	FOR	YES
							1f	William E. Kennard	FOR	FOR	YES
							1g	Michael B. McCallister	FOR	FOR	YES
							1h	Beth E. Mooney	FOR	FOR	YES
							1i	Matthew K. Rose	FOR	FOR	YES
							1j	Cynthia B. Taylor	FOR	FOR	YES
							1k	Laura D'Andrea Tyson	FOR	FOR	YES
							1l	Geoffrey Y. Yang	FOR	FOR	YES
							2	Ratification of appointment of independent auditors.	FOR	FOR	YES
							3	Advisory approval of executive compensation.	FOR	FOR	YES
							4	4. Independent Chair.	AGAINST	AGAINST	YES
TARGET CORPORATION	TGT	87612E106	ANNUAL MEETING	06/12/19	4/15/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Roxanne S. Austin	FOR	FOR	YES
							1b	Douglas M. Baker, Jr.	FOR	FOR	YES
							1c	George S. Barrett	FOR	FOR	YES
							1d	Brian C. Cornell	FOR	FOR	YES
							1e	Calvin Darden	FOR	FOR	YES
							1f	Henrique De Castro	FOR	FOR	YES
							1g	Robert L. Edwards	FOR	FOR	YES
							1h	Melanie L. Healey	FOR	FOR	YES
							1i	Donald R. Knauss	FOR	FOR	YES
							1j	Monica C. Lozano	FOR	FOR	YES
							1k	Mary E. Minnick	FOR	FOR	YES
							1l	Kenneth L. Salazar	FOR	FOR	YES
							1m	Dmitri L. Stockton	FOR	FOR	YES
							2	Company proposal to ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm.	FOR	FOR	YES
							3	Company proposal to approve, on an advisory basis, our executive compensation (Say on Pay).	FOR	FOR	YES
							4	Shareholder proposal to amend the proxy access bylaw to remove candidate resubmission threshold.	AGAINST	AGAINST	YES
THE TJX COMPANIES, INC.	TJX	872540109	ANNUAL MEETING	06/04/19	4/8/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Zein Abdalla	FOR	FOR	YES
							1b	Alan M. Bennett	FOR	FOR	YES
							1c	Rosemary T. Berkery	FOR	FOR	YES
							1d	David T. Ching	FOR	FOR	YES
							1e	Ernie Herrman	FOR	FOR	YES
							1f	Michael F. Hines	FOR	FOR	YES
							1g	Amy B. Lane	FOR	FOR	YES
							1h	Carol Meyrowitz	FOR	FOR	YES
							1i	Jackwyn L. Nemerov	FOR	FOR	YES
							1j	John F. O'Brien	FOR	FOR	YES
							1k	Willow B. Shire	FOR	FOR	YES
							2	Ratification of appointment of PricewaterhouseCoopers as TJX's independent registered public accounting firm for fiscal 2020	FOR	FOR	YES
							3	Advisory approval of TJX's executive compensation (the say-on-pay vote)	FOR	FOR	YES
							4	Shareholder proposal for a report on compensation disparities based on race, gender, or ethnicity	AGAINST	AGAINST	YES
							5	Shareholder proposal for a report on prison labor	AGAINST	AGAINST	YES
							6	Shareholder proposal for a report on human rights risks	AGAINST	AGAINST	YES
TAKE-TWO INTERACTIVE SOFTWARE, INC.	TTWO	874054109	ANNUAL MEETING	09/18/19	7/22/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Strauss Zelnick	FOR	FOR	YES
							1b	Michael Dornemann	FOR	FOR	YES
							1c	J Moses	FOR	FOR	YES
							1d	Michael Sheresky	FOR	FOR	YES
							1e	LaVerne Srinivasan	FOR	FOR	YES
							1f	Susan Tolson	FOR	FOR	YES
							1g	Paul Viera	FOR	FOR	YES
							1h	Roland Hernandez	FOR	FOR	YES
							2	Approval, on a non-binding advisory basis, of the compensation of the Company's "named executive officers" as disclosed in the Proxy Statement.	FOR	FOR	YES
							3	Ratification of the appointment of Ernst & Young LLP as our Independent registered public accounting firm for the fiscal year ending March 31, 2020.	FOR	FOR	YES
VERIZON COMMUNICATIONS INC.	VZ	92343V104	ANNUAL MEETING	05/02/19	3/4/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Shellye L. Archambeau	FOR	FOR	YES
							1b	Mark T. Bertolini	FOR	FOR	YES
							1c	Vittorio Colao	FOR	FOR	YES
							1d	Melanie L. Healey	FOR	FOR	YES
							1e	Clarence Otis, Jr.	FOR	FOR	YES
							1f	Daniel H. Schulman	FOR	FOR	YES
							1g	Rodney E. Slater	FOR	FOR	YES
							1h	Kathryn A. Tesija	FOR	FOR	YES
							1i	Hans E. Vestberg	FOR	FOR	YES
							1j	Gregory G. Weaver	FOR	FOR	YES
							2	Ratification of Appointment of Independent Registered Public Accounting Firm	FOR	FOR	YES
							3	Advisory Vote to Approve Executive Compensation	FOR	FOR	YES
							4	Nonqualified Savings Plan Earnings	AGAINST	AGAINST	YES
							5	Independent Chair	AGAINST	AGAINST	YES
							6	Report on Online Child Exploitation	AGAINST	AGAINST	YES
							7	Cybersecurity and Data Privacy	AGAINST	AGAINST	YES
							8	Severance Approval Policy	AGAINST	AGAINST	YES
WALMART INC.	WMT	931142103	ANNUAL MEETING	06/05/19	4/12/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Cesar Conde	FOR	FOR	YES
							1b	Stephen J. Easterbrook	FOR	FOR	YES
							1c	Timothy P. Flynn	FOR	FOR	YES
							1d	Sarah J. Friar	FOR	FOR	YES
							1e	Carla A. Harris	FOR	FOR	YES
							1f	Thomas W. Horton	FOR	FOR	YES
							1g	Marissa A. Mayer	FOR	FOR	YES
							1h	Douglas McMillon	FOR	FOR	YES
							1i	Gregory B. Penner	FOR	FOR	YES
							1j	Steven S Reinemund	FOR	FOR	YES
							1k	S. Robson Walton	FOR	FOR	YES
							1l	Steuart L. Walton	FOR	FOR	YES
							2	Advisory Vote to Approve Named Executive Officer Compensation	FOR	FOR	YES
							3	Ratification of Ernst & Young LLP as Independent Accountants	FOR	FOR	YES
							4	Request to Strengthen Prevention of Workplace Sexual Harassment	AGAINST	AGAINST	YES
							5	5. Request to Adopt Cumulative Voting	AGAINST	AGAINST	YES
WORLD WRESTLING ENTERTAINMENT, INC.	WWE	98156Q108	ANNUAL MEETING	04/18/19	2/20/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Vincent K. McMahon	FOR	FOR	YES
							1b	George A. Barrios	FOR	FOR	YES
							1c	Michelle D. Wilson	FOR	FOR	YES
							1d	Stephanie M. Levesque	FOR	FOR	YES
							1e	Paul Levesque	FOR	FOR	YES
							1f	Stuart U. Goldfarb	FOR	FOR	YES
							1g	Patricia A. Gottesman	FOR	FOR	YES
							1h	Laureen Ong	FOR	FOR	YES
							1i	Robyn W. Peterson	FOR	FOR	YES
							1j	Frank A. Riddick, III	FOR	FOR	YES
							1k	Man Jit Singh	FOR	FOR	YES
							1l	Jeffrey R. Speed	FOR	FOR	YES
							1m	Alan M. Wexler	FOR	FOR	YES
							2	Ratification of Deloitte & Touche LLP as our Independent Registered Public Accounting Firm.	FOR	FOR	YES
							3	Advisory vote to approve Executive Compensation.	FOR	FOR	YES
EXXON MOBIL CORPORATION	XOM	30231G102	ANNUAL MEETING	05/29/19	4/3/2019	M	1	ELECTION OF DIRECTORS	FOR	FOR	YES
							1a	Susan K. Avery	FOR	FOR	YES
							1b	Angela F. Braly	FOR	FOR	YES
							1c	Ursula M. Burns	FOR	FOR	YES
							1d	Kenneth C. Frazier	FOR	FOR	YES
							1e	Steven A. Kandarian	FOR	FOR	YES
							1f	Douglas R. Oberhelman	FOR	FOR	YES
							1g	Samuel J. Palmisano	FOR	FOR	YES
							1h	Steven S Reinemund	FOR	FOR	YES
							1i	William C. Weldon	FOR	FOR	YES
							1j	Darren W. Woods	FOR	FOR	YES
							2	Ratification of Independent Auditors (page 28)	FOR	FOR	YES
							3	Advisory Vote to Approve Executive Compensation (page 30)	FOR	FOR	YES
							4	Independent Chairman (page 58)	AGAINST	AGAINST	YES
							5	Special Shareholder Meetings (page 59)	AGAINST	AGAINST	YES
							6	Board Matrix (page 61)	AGAINST	AGAINST	YES
							7	Climate Change Board Committee (page 62)	AGAINST	AGAINST	YES
							8	Report on Risks of Gulf Coast Petrochemical Investments (page 64)	AGAINST	AGAINST	YES
							9	Report on Political Contributions (page 66)	AGAINST	AGAINST	YES
							10	Report on Lobbying (page 67)	AGAINST

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Second Nature Series Trust

By /s/ John C. Oldham

* John C. Oldham

President

Date: September 4, 2019

*Print the name and title of each signing officer under his or her signature.